Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 17,910	$ 17,745	$ 69,893	$ 70,950
Property and equipment include assets acquired under capital leases	$ 64,632		$ 64,632	$ 64,632